Net income/(loss) per share (Antidilutive Securities Excluded From Dilutive Net Loss Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Share options
Antidilutive securities excluded from computation of EPS
Anti-dilutive securities excluded from calculation of earnings per share		2,016,482
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,016,482
Employee Stock Option [Member]
Antidilutive securities excluded from computation of EPS
Anti-dilutive securities excluded from calculation of earnings per share	1,690,563
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,690,563